SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	$ 5,701	¥ 39,688	¥ 126,089	¥ 71,858
Depreciation and amortization	8,818	61,386	62,538	26,876
Operating loss from continuing operations	(92,339)	(642,839)	(344,488)	(338,531)
Interest income	1,932	13,448	15,308	20,032
Income tax expense	(1,098)	(7,642)	(19,602)	(14,025)
Segment net (loss) income from continuing operations	(93,983)	(654,286)	(471,737)	(331,469)
Segment assets	$ 99,941		1,246,584	1,754,559	¥ 695,779
Europe
Segment Reporting Information [Line Items]
Net revenues		35,596	105,511	49,370
Depreciation and amortization		28,811	31,511	14,062
Operating loss from continuing operations		204,831	(16,638)	2,755
Interest income		0	0	0
Income tax expense		(7,471)	1,412	156
Segment net (loss) income from continuing operations		(205,029)	(18,050)	2,959
Segment assets			42,527	58,535	20,928
PRC
Segment Reporting Information [Line Items]
Net revenues		4,092	20,578	22,488
Depreciation and amortization		32,575	31,027	12,814
Operating loss from continuing operations		438,008	(327,850)	(341,286)
Interest income		13,448	15,308	20,032
Income tax expense		(171)	(21,014)	(14,181)
Segment net (loss) income from continuing operations		¥ (449,257)	(453,687)	(334,428)
Segment assets			¥ 1,204,057	¥ 1,696,024	¥ 674,851